Performance Management	Mar. 31, 2024
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Hamilton shares from year to year. The table shows the average annual total returns of the fund's Hamilton shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Hamilton Shares
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Hamilton Shares

During the periods shown in the chart: Best Quarter Q4, 2023: 1.33% Worst Quarter Q4, 2021: 0.00%
The year-to-date total return of the fund's Hamilton shares as of June 30, 2024 was 2.63%.

Bar Chart Closing [Text Block]
During the periods shown in the chart: Best Quarter Q4, 2023: 1.33% Worst Quarter Q4, 2021: 0.00%
The year-to-date total return of the fund's Hamilton shares as of June 30, 2024 was 2.63%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	2.63%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021
Performance [Table]

Average Annual Total Returns (as of 12/31/23)
	1 Year	5 Years	10 Years
Hamilton Shares	5.06%	1.81%	1.18%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/23)
Performance Table Closing [Text Block]

Institutions may call toll-free 1-800-373-9387 for the current yield of the fund's Hamilton shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Hamilton shares from year to year. The table shows the average annual total returns of the fund's Hamilton shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Hamilton Shares
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Hamilton Shares

During the periods shown in the chart: Best Quarter Q4, 2023: 1.33% Worst Quarter Q4, 2021: 0.00%
The year-to-date total return of the fund's Hamilton shares as of June 30, 2024 was 2.63%.

Bar Chart Closing [Text Block]
During the periods shown in the chart: Best Quarter Q4, 2023: 1.33% Worst Quarter Q4, 2021: 0.00%
The year-to-date total return of the fund's Hamilton shares as of June 30, 2024 was 2.63%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	2.63%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021
Performance [Table]

Average Annual Total Returns (as of 12/31/23)
	1 Year	5 Years	10 Years
Hamilton Shares	4.95%	1.74%	1.13%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/23)
Performance Table Closing [Text Block]

Institutions may call toll-free 1-800-373-9387 for the current yield of the fund's Hamilton shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Institutional Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Institutional Shares
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Institutional Shares

During the periods shown in the chart: Best Quarter Q4, 2023: 1.34% Worst Quarter Q4, 2021: 0.00%

Bar Chart Closing [Text Block]
During the periods shown in the chart: Best Quarter Q4, 2023: 1.34% Worst Quarter Q4, 2021: 0.00%
The year-to-date total return of the fund's Institutional shares as of June 30, 2024 was 2.65%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	2.65%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021
Performance [Table]

Average Annual Total Returns (as of 12/31/23)
	1 Year	5 Years	10 Years
Institutional Shares	5.11%	1.84%	1.22%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/23)
Performance Table Closing [Text Block]

Institutions may call toll-free 1-800-373-9387 (inside the U.S. only) for the current yield of the fund's Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Institutional Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Institutional Shares
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Institutional Shares

During the periods shown in the chart: Best Quarter Q4, 2023: 1.35% Worst Quarter Q4, 2021: 0.00%

Bar Chart Closing [Text Block]
During the periods shown in the chart: Best Quarter Q4, 2023: 1.35% Worst Quarter Q4, 2021: 0.00%
The year-to-date total return of the fund's Institutional shares as of June 30, 2024 was 2.66%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	2.66%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.35%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021
Performance [Table]

Average Annual Total Returns (as of 12/31/23)
	1 Year	5 Years	Since Inception 03/01/2016
Institutional Shares	5.00%	1.78%	1.48%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/23)
Performance Table Closing [Text Block]

Institutions may call toll-free 1-800-373-9387 (inside the U.S. only) for the current yield of the fund's Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com